SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16.SHARE-BASED COMPENSATION

On May 25, 2018, the Board of Directors of Cango Inc. approved the Employee Stock Ownership Plan(the “ESOP”) for the purpose of providing incentives and rewards to employees and executives who contribute to the success of the Company’s operations and approved 27,845,526 options under the ESOP. The exercise price for such options is US$1.7951 per share. Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively. Any unvested options will be forfeited upon termination of a grantee’s employment with the Company, unless otherwise determined by the plan’s administrator.

In May 2018, the Company granted 5,569,105 options (Batch 1) to certain eligible employees. In February 2019, the Company granted another 5,569,105 options (Batch 2). In October 2020, the Company granted another 8,353,658 options (Batch 3). In May 2021, the Company granted another 8,454,422 options (Batch 4). On August 1, 2022, the Company granted another 28,000 options (Batch 5-1) and 1,585,000 options (Batch 5-2). On December 23, 2024, the Company granted another 42,906 options (Batch 6) and shall vest immediately upon grant. In January 2025, the Company granted 1,672,034 options (Batch 7) to Mr. Jiayuan Lin. In April 2025, the Company granted 39,332 options (Batch 8) to eligible employees. All of the above-mentioned option granted fall under the ESOP. Such options shall vest immediately upon grant. Part of the options granted in Batch 4, Batch 5-1, Batch 5-2, Batch 6, Batch 7 and Batch 8 are redistribution of previously forfeited options to different eligible employees. On April 25, 2025, due to the disposal of PRC business, the Company has approved the acceleration of the vesting of Batch 4 and Batch 5 stock options to May 14, 2025.

On April 22, 2022, the Company’s Board of Directors authorized the grant of an option to purchase 6,000,000 Class A Ordinary Shares to Mr. Xiaojun Zhang and an option to purchase 6,000,000 Class A Ordinary Shares to Mr. Jiayuan Lin. Such Share Options are granted in consideration of Mr. Zhang and Mr. Lin’s roles in guiding the Company’s profitable investment in Li Auto Inc., and shall vest immediately upon grant, and have an exercise price of US$1.2951 per Class A Ordinary Share. The option was granted on June 16, 2022.

According to the terms of the ESOP, in the event of the Company distributing cash dividend other than normal cash dividends to its shareholders which affects the price of ordinary shares, an adjustment is required for all outstanding options under the ESOP to reflect such change with respect to exercise price per share.

16.SHARE-BASED COMPENSATION - CONTINUED

On March 11, 2021, the Company’s Board of Directors approved a special cash dividend of US$0.50 per ordinary share based on the Company’s outstanding ordinary shares. This special cash dividend, aggregating approximately US$147.1 million was paid to shareholders of record as of the close of trading on March 22, 2021 (Eastern Time). The exercise price of all unexercised options of the ESOP was adjusted from US$1.7951 per share to US$1.2951 per share from March 22, 2021.

On April 22, 2022, the Company’s Board of Directors approved a special cash dividend of US$0.50 per ordinary share based on the Company’s outstanding ordinary shares. This special cash dividend, aggregating approximately US$136.6 million was paid to shareholders (netted with dividend received related with treasury shares) of record as of the close of trading on May 25, 2022 (Eastern Time). The exercise price of all unexercised options of the ESOP was adjusted from US$1.2951 per share to US$0.7951 per share from June 16, 2022.

On October 11, 2022, the Company’s Board of Directors approved a special cash dividend of US$0.50 per ordinary share based on the Company’s outstanding ordinary shares. This special cash dividend, aggregating approximately US$134.8 million was paid to shareholders of record as of the close of trading on October 24, 2022 (Eastern Time). The exercise price of all unexercised options of the ESOP was adjusted from US$0.7951 per share to US$0.2951 per share from November 24, 2022.

On June 21, 2025, the Company granted 84,200 options to an external consultant, for strategic advisory work.

On October 21, 2025, the Board of Directors of Cango Inc. approved Share Incentive Plan 2025 (the “Plan”), under which the maximum aggregate number of Shares which may be issued pursuant to all Awards shall initially be equal to 17,727,200 Shares (the “Initial Shares”); provided, that the maximum aggregate number of Shares which may be issued pursuant to all Awards that may be granted under the Plan in the future (the “Share Reserve”) shall be automatically increased on January 1 of each year following the Effective Date to two percent (2%) of the number of Shares outstanding as of such date (the “Limit”) if the Share Reserve would be below the Limit on such date without such automatic increase. Shares under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which the first tranche, one-fourth of the shares, will vest on the Vesting Commencement date, which is the last day of the month in which the first anniversary of the grant date. The remaining of the 36 vesting tranches will vest as to one-forty-eighth of the shares on the last day of each of the 36 months immediately after the Vesting Commencement date.

In November 2025, the Company granted 5,320,000 options (Batch 2025-1) to eligible employees.

The estimated fair value of the Company’s ordinary shares was based on the Company’s share price. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options. The expected exercise multiple is estimated by management based on changes in intrinsic value of the option and likelihood of early exercises by employees, which the Company believes is representative of the future.

16.SHARE-BASED COMPENSATION-CONTINUED

The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third - party valuation firm. The assumptions used to value the share options granted to employees were as follows:

	As of	As of	As of	As of	As of
	December 23, 2024,	January 2, 2025,	April 15, 2025,	June 21, 2025,	Nov. 1, 2025,
	(date of	(date of	(date of	(date of	(date of
	inception)	inception)	inception)	inception)	inception)
	Batch 6	Batch 7	Batch 8		Batch 2025-1
Risk-free interest rate (%)	4.53	4.53	4.53	4.53	4.10
Volatility (%)	50.0	50.0	50.0	50.0	77.4
Expected exercise multiple	2.80	2.80	2.80	2.80	2.80
Dividend yield	Nil	Nil	Nil	Nil	Nil
Expected life (in years)	10.00	10.00	10.00	10.00	10.00
Exercise price (US$)	0.2951	0.2951	0.2951	0.0001	0.0001
Fair value of ordinary shares (US$)	2.43	2.06	1.92	2.56	2.00

The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were US$3,502,443, US$1,404,008, and US$4,881,377 for the years ended December 31, 2023, 2024 and 2025, respectively. The total fair value of options vested during the years ended December 31, 2023, 2024 and 2025 was US$14,072,259, US$7,215,007 and US$7,817,723 respectively.

A summary of option activity under the ESOP and the Plan is as follows:

			Weighted average	Aggregate
	Number of	Weighted average	Grant date	Intrinsic
	options	exercise price	fair value	Value
Balance, December 31, 2022	36,055,258	0.30	3.00
Granted	—	—	—
Exercised	(1,285,640)	0.30	3.33	381,706
Forfeited	(856,922)	0.30	1.94
Balance, December 31, 2023	33,912,696	0.30	3.00
Granted	42,906	0.30	2.42
Exercised	(1,221,920)	0.30	3.22	1,646,534
Forfeited	(262,902)	0.30	2.00
Balance, December 31, 2024	32,470,780	0.30	3.00
Granted	7,115,556	0.07	2.02
Exercised	(1,987,782)	0.29	3.51	2,350,975
Forfeited	(7,868)	0.3	2.25
Balance, December 31, 2025	37,590,686	0.25	1.79
Vested or expected to vest at December 31, 2025	37,440,686	0.25		46,651,922
Exercisable at December 31, 2025	32,270,686	0.25		38,897,439

As of December 31, 2025, US$9,357,264 of unrecognized share-based compensation cost related to share options is expected to be recognized over a weighted-average vesting period of 1.93 years and a weighted-average remaining contractual term of 5.05 years. Cash received from option exercise under all share-based payment for the years ended December 31, 2023, 2024 and 2025, was US$385,744, US$360,589 and US$495,936, respectively.

16.SHARE-BASED COMPENSATION - CONTINUED

For the years ended December 31, 2023, 2024 and 2025, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2023	2024	2025
General and administrative – continuing operations	3,502,433	1,404,008	4,881,377
General and administrative – discontinued operations	1,968,341	974,328	(8,782)